Summary of Significant Accounting Policies (Debt Issuance Costs) (Details) - USD ($) $ in Millions		Oct. 31, 2015		Apr. 30, 2015		May. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other assets		$ 54.3		$ 40.3		$ 35.3
Deferred financing fees, net
Long-term debt, net		$ 5,683.7	[1]	$ 5,226.7	[2]	$ 5,218.4	[2]
As Originally Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other assets						31.5
Deferred financing fees, net						125.0
Long-term debt, net						5,339.6
Adjustments Related To Debt Issuance Costs [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other assets	[3]					3.8
Deferred financing fees, net	[3]					(125.0)
Long-term debt, net	[3]					$ (121.2)

[1]	Debt balances net of applicable unamortized debt discounts, premiums and deferred financing fees.
[2]	Debt balances net of applicable unamortized debt discounts, premiums and deferred financing fees.
[3]	Amount in other assets is deferred finance fees, net of amortization, related to our revolving credit facility.